SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED PAYMENT
Schedule of assumptions used to determine fair value of share options granted

	For the years ended December 31,
	2022	2023	2024
Risk-free interest rate	4.25%	3.79-4.86%	4.25-4.43%
Expected volatility	52.4%	52.3-52.7%	52.4-52.97%
Expected life of option (years)	10	10	10
Expected dividend yield	—%	—%	—%
Fair value per ordinary share	US$0.28	US$0.25-0.39	US$0.19-0.28

Schedule of stock option activity

		Weighted average
		exercise price
	Number of options	per option
		US$
Outstanding at January 1, 2024	15,418,049	0.04
Granted	4,289,668	—
Exercised	(575,960)	—
Forfeited	(28,992)	—
Outstanding at December 31, 2024	19,102,765	0.03

Schedule of share options granted

	December 31, 2024
			Weighted
			average remaining
		Weighted	exercise
		average exercise	contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value
		US$		US$
Options
Outstanding	19,102,765	0.03	6.73	2,987
Exercisable	18,350,411	0.03	6.74	2,865
Expected to vest	752,354	—	6.36	122

Schedule of restricted stock units activity

RSUs
Unvested balance as of January 1, 2024	935,200
Granted	1,560,932
Forfeited	—
Vested	(2,128,532)
Unvested balance as of December 31, 2024	367,600

Schedule of total share-based compensation recognized

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
General and administrative	3,082	4,296	2,245
Research and development	3,549	3,859	2,071
Selling and marketing	641	637	462
Total share-based compensation expenses	7,272	8,792	4,778